Subsequent Events - Additional Information (Detail) $ in Millions									1 Months Ended	3 Months Ended	9 Months Ended	12 Months Ended
	Jul. 24, 2025 USD ($) ENGINE	Apr. 04, 2025	Apr. 03, 2025 USD ($) AIRFRAMES AIRCRAFT ENGINE	Mar. 18, 2025	Dec. 31, 2024 USD ($) AIRCRAFT	Dec. 24, 2024 USD ($) AIRFRAMES	Dec. 23, 2024 USD ($)	Oct. 01, 2024 USD ($) AIRCRAFT AIRFRAMES	Dec. 31, 2015 USD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2025 AIRCRAFT	Sep. 30, 2024 USD ($) ENGINE	Sep. 30, 2023 USD ($)	Sep. 30, 2022 USD ($)	Dec. 30, 2024 USD ($)
Subsequent Event [Line Items]
Number of engines to be sold | ENGINE												55
Impairment loss										$ 0.1		$ 73.7	$ 50.6	$ 62.1
E-175 Aircraft [Member]
Subsequent Event [Line Items]
Number of aircraft sold | AIRCRAFT											18
Remaining balance									$ 73.4
CRJ-700 Aircraft [Member]
Subsequent Event [Line Items]
Number of aircraft sold | AIRCRAFT								2
UST Loan [Member] | Minimum [Member]
Subsequent Event [Line Items]
Minimum collateral coverage ratio				0.91			0.99
Subsequent Event [Member]
Subsequent Event [Line Items]
Percentage of increase in CPA block hour rates		3.00%
Number of engines to be sold | ENGINE			23
Remaining balance								$ 73.4
Proceeds from Sale of Property, Plant, and Equipment	$ 4.6
Subsequent Event [Member] | United Capacity Purchase Agreement [Member] | United Airlines Inc [Member]
Subsequent Event [Line Items]
Common stock issued equivalent percentage of issued and outstanding capital stock		6.00%
Subsequent Event [Member] | Engines Held For Sale [Member]
Subsequent Event [Line Items]
Impairment Loss Held For Sale			$ 14.7					$ 25.4
Subsequent Event [Member] | United Revolving Credit Facility [Member]
Subsequent Event [Line Items]
Loan balance forgiven															$ 4.5
Subsequent Event [Member] | E-175 Aircraft [Member]
Subsequent Event [Line Items]
Number of aircraft sold | AIRCRAFT								2
Subsequent Event [Member] | E-175 Aircraft [Member] | Aircraft Purchase Agreement [Member]
Subsequent Event [Line Items]
Expected gross proceeds from sale of asset					$ 227.7
Expected proceeds from sale of asset					$ 84.7
Number of aircraft classified as assets held for sale | AIRCRAFT								18
Number of aircraft sold | AIRCRAFT					18
Subsequent Event [Member] | E-175 Aircraft [Member] | United Aircraft Purchase Agreement [Member]
Subsequent Event [Line Items]
Expected gross proceeds from sale of asset								$ 84.7				$ 227.7
Expected proceeds from sale of asset			$ 16.3
Number of aircraft classified as assets held for sale | AIRCRAFT					18			18
Gross proceeds from sale of asset								$ 120.6
Number of aircraft sold | AIRCRAFT			23
Subsequent Event [Member] | C R J 900 Airframes [Member] | Aircraft Purchase Agreement [Member]
Subsequent Event [Line Items]
Number of aircraft sold | AIRFRAMES								4
Subsequent Event [Member] | C R J 900 Airframes [Member] | Airframe Purchase Agreement [Member]
Subsequent Event [Line Items]
Number of aircraft classified as assets held for sale | AIRFRAMES						29
Gross proceeds from sale of asset			$ 9.1				$ 19.0
Number of aircraft sold | AIRFRAMES			14			15
Impairment loss						$ 6.7
Subsequent Event [Member] | CRJ-700 Aircraft [Member]
Subsequent Event [Line Items]
Gross proceeds from sale of asset								$ 11.0
Net proceeds from sale of asset								$ 6.8
Subsequent Event [Member] | CF34-8C Engines [Member] | Airframe Purchase Agreement [Member]
Subsequent Event [Line Items]
Number of aircraft sold | AIRFRAMES								18
Subsequent Event [Member] | UST Loan [Member]
Subsequent Event [Line Items]
Minimum collateral coverage ratio							1.55
Number of engine sold | ENGINE	5
Subsequent Event [Member] | UST Loan [Member] | Minimum [Member]
Subsequent Event [Line Items]
Minimum collateral coverage ratio				0.91			0.99
Subsequent Event [Member] | UST Loan [Member] | Aircraft Purchase Agreement [Member]
Subsequent Event [Line Items]
Gross proceeds from sale of asset								$ 22.4
Repayments of debt								$ 21.0
Subsequent Event [Member] | UST Loan [Member] | C R J 900 Airframes [Member] | Airframe Purchase Agreement [Member]
Subsequent Event [Line Items]
Gross proceeds from sale of asset			$ 28.1